Short-Term Investments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS
As of December 31, 2020, short-term investments include as follows: (a) wealth management products mainly issued by Industrial Bank Co., Ltd. and Haixia Bank of Fujian, which are redeemable by the Company at any time; (b) time deposit mainly in Bank of Shanghai (Hong Kong) Limited, Bank of Shanghai Co., Ltd. and Haixia Bank of Fujian ranging from three months to one year; (c) structured deposit in Jiangnan Rural Commercial Bank ranging from three months to one year; and (d) investment in Li Auto Inc. (“Li Auto”). The wealth management products are primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company valued the short-term available-for-sale
products based on the quoted subscription/redemption price published by the relevant banks.
As of December 31, 2019 and 2020, the realized reinvestment from fair value changes on wealth management products was RMB1,388,953 and RMB36,573 (US$5,605), respectively.
As of December 31, 2019, subsequent to the adoption of ASC 321, the investment in Li Auto was accounted for as an equity investment at fair value, using the measurement alternative, given Li Auto was still a privately-held company at that time. The investment was recorded in long-term investment. In July 2020, Li Auto completed its initial public offering on the Nasdaq Global Select Market (“Li Auto IPO”) and the shares held by the Company were converted to Class A ordinary shares of Li Auto. Upon the completion of Li Auto IPO, the Company reclassified this investment from equity investments without readily determinable fair value to equity investments with readily determinable fair value. This security is valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.
The Company has reclassified its long-term investments in Li Auto Inc. to short-term investments as of December 31, 2020 due to its ability to convert the investments into cash to fund current operations from the removal of investor lock-up
restriction.

	Cost basis	Unrealized Gains	Balance	Balance
	RMB	RMB	RMB	USD
Equity investment:
As of December 31, 2019	506,307,000	41,581,818	547,888,818	80,695,301
As of December 31, 2020	495,750,000	3,190,793,199	3,686,543,199	564,987,463
Changes in fair value due to the fluctuation of the share price are recognized in fair value change of equity investment while changes in fair value due to the fluctuation of the foreign exchange rate are recognized in other comprehensive income.